Intercompany Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	$ 11,856	$ 16,033	$ 14,398
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	61,613	19,229	44,159
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(69,547)	(40,912)	(46,813)
Combined
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	17,891	21,434	19,487
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	59,516	17,252	43,666
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(73,484)	(44,340)	(51,502)
GE Customer Receivables Sold To GECC
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(914)	(1,918)	360
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	1,319	1,766	262
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(405)	152	(622)
GECC Dividends To GE
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(4,300)	(3,000)	(5,985)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	4,300	3,000	5,985
Other Reclassifications and Eliminations
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(821)	(486)	537
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	778	212	230
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	42	274	(673)
Effect of Elimination
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(6,035)	(5,404)	(5,088)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	2,097	1,978	492
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	$ 3,937	$ 3,426	$ 4,690